DEBT - US Dollar Denominated Fixed Rate Debt Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2017	Mar. 31, 2015
Debt Instrument [Line Items]
Long term debt		$ 1,113,870,000	$ 1,349,042,000	$ 1,045,483,000
Loss on extinguishment of debt			600,000
Amortization of purchase price adjustment		813,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Stated interest rate	3.07%
Principal amount	$ 200,000,000					$ 200,000,000
Payment terms	5 years
Long-term Debt assumed upon the Merger	$ 161,200,000
Convertible Bond Fair Value Price Upon Merger	80.60%
Purchase price adjustment	$ 38,800,000
Debt repurchase			$ 22,400,000		$ 9,400,000
Redemption price			97.96%
Long term debt			$ 31,800,000
Amortization of purchase price adjustment		$ 813,000	$ 10,000,000.0